Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Class of Warrant or Right, Outstanding, Beginning of Period	17,229,206	18,760,501	9,458,443
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 1.28	$ 0.94	$ 0.61
Class of Warrant or Right, Grants in Period, Net of Forfeitures		5,524,500	10,804,706
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price		$ 1.56	$ 1.14
Class of Warrant or Right, Exercises in Period		(4,906,895)	(1,403,128)
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price		$ 0.50	$ 0.36
Class of Warrant or Right, Expirations in Period	(900,000)	(2,148,900)	(99,520)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price	$ 1.25	$ 0.85	$ 0.72
Class of Warrant or Right, Outstanding, End of Period	16,329,206	17,229,206	18,760,501
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 1.28	$ 1.28	$ 0.94